STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Old Glory Holding Co [Member]
STOCK-BASED COMPENSATION

(9)	STOCK-BASED COMPENSATION

Equity Incentive Plan

The Company’s 2022 Equity Incentive Plan, which is shareholder approved, resolves that the Company reserve a total of 1,800,000 share of Class B Common Stock for issuance thereunder. Under the 2022 Equity Incentive Plan, the Board of Directors has the right to grant to key officers, employees and consultants options, warrants, restricted stock, and other equity.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

Restricted Stock

During the three months ended March 31, 2026, the Company issued 150,000 shares of immediately vested restricted stock to employees and vendors. These shares were valued at the market value of $4.23 per share on the date of grant and immediately expensed. The Company did not issue restricted stock during the three months ended December 31, 2025.

(14)	STOCK-BASED COMPENSATION

Equity Incentive Plan

The Company’s 2022 Equity Incentive Plan, which is shareholder approved, resolves that the Company reserve a total of 1,800,000 share of Class B Common Stock for issuance thereunder. Under the 2022 Equity Incentive Plan, the Board of Directors has the right to grant to key officers, employees and consultants options, warrants, restricted stock, and other equity.

Stock Options

Stock Option grants of Class B common shares may be issued under the 2022 Equity Incentive Plan to certain key employee(s), director(s) and/or advisor(s) of the Company, and the Board acknowledges that such individual(s) will provide important substantial services and believes that such services are a key to the success of the Company.

Option awards are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant. Option awards have vesting periods ranging from 3 to 4 years and have 10 year contractual terms.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following assumptions:

●	The risk-free interest rate is based on the U.S. Treasury rate for the expected term at the time of grant.
●	Volatility has been determined based upon average volatility for the banking industry.
●	The Company uses the simplified method to estimate the expected term which assumes a term equal to the midpoint between the requisite service period and the contractual term.
●	Forfeitures are accounted for as incurred.
●	The Company does not currently pay dividends.

Assumptions used for stock option grants during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024

Risk-free interest rate	4.03%	4.18%
Expected term	7	7
Expected stock price volatility	40%	40%
Dividend yield	0.00%	0.00%
Calculated fair value	$3.42	2.46 - 2.95

A summary of stock option activity under the stock option plans during the years ended December 31, 2025 and 2024 is presented below:

		Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Shares	Price	Term	Value
Outstanding December 31, 2023	892,000	$1.14	9.02 Yrs	$3,442,000

Granted	711,000	5.98
Exercised	-	-
Forfeited or expired	(65,000)	1.56

Outstanding December 31, 2024	1,538,000	$3.48	8.85 Yrs	$5,057,000

Granted	120,000	7.00
Exercised	(10,417)	1.00
Forfeited or expired	(120,666)	3.30

Outstanding December 31, 2025	1,526,917	3.59	7.78 Yrs	$4,848,917

Exercisable December 31, 2025	783,969	$2.29	7.32 Yrs	$3,689,542

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

The following table summarizes stock option expense recognized and remaining unearned option expense as of and for the years ended December 31:

	2025	2024

Compensation expense recognized for options granted	$711	$362
Unvested stock-based compensation expense related to stock options	$1,588

The unvested stock-based compensation cost is expected to be recognized over a weighted-average period of 1.6 years.

Warrants

The Company has issued Class B warrant shares to various shareholders, directors, individuals and vendors. The warrants provide the holder with the option to purchase Class B Common Stock at an exercise price equal to the market price of the Company’s common stock at the date of grant. Those warrant awards have vesting periods ranging from 1 month to 3 years and have 10 year contractual terms.

For those warrants issued to shareholders during 2024 and 2025, compensation expense is not recognized in the consolidated financial statements as the warrants are not considered compensatory. These warrants, which were exercisable immediately, are included in the roll-forward of warrants and in the calculation of diluted earnings per share. Warrants issued to shareholders during 2025 and 2024 were as follows:

				(in 000’s)	(in 000’s)
				Total	Fair Value
			Black	Warrants	Allocated To
	Shareholder	Strike	Scholes	Fair	Surplus -
Year	Warrants	Price	Value	Value	Warrants

2024	921,931	6.00	2.95	2,720	1,823
2025	445,739	7.00	3.42	1,524	1,024

	1,367,670			4,244	2,847

Warrants issued to directors, individuals and vendors are expensed in the consolidated financial statements over the vesting period in a manner similar to stock options.

For warrant awards granted during the years ended December 31, 2025 and 2024, the fair value of each warrant award is estimated on the date of grant using the Black-Scholes option pricing model using the following assumptions:

●	The risk-free interest rate is based on the U.S. Treasury rate for the expected term at the time of grant.
●	Volatility has been determined based upon average volatility for the banking industry.
●	The Company uses the simplified method to estimate the expected term which assumes a term equal to the midpoint between the requisite service period and the contractual term.
●	Forfeitures are accounted for as incurred.
●	The Company does not currently pay dividends.

Assumptions used for warrant grants during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024

Risk-free interest rate	4.03%	4.18%
Expected term	7	7
Expected stock price volatility	40%	40%
Dividend yield	0.00%	0.00%
Calculated fair value	$3.42	2.46 - 2.95

A summary of activity under the warrant plans during the years ended December 31, 2025 and 2024 is presented below:

		Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Shares	Price	Term	Value
Outstanding December 31, 2023	1,066,000	$1.14	9.00 Yrs	$2,720,000

Granted	1,273,718	6.00
Exercised	(386,000)	1.00
Forfeited or expired	-	-

Outstanding December 31, 2024	1,953,718	$4.26	9.14 Yrs	$5,353,449

Granted	495,739	7.00
Exercised	-	-
Forfeited or expired	-	-

Outstanding December 31, 2025	2,449,457	4.81	8.42 Yrs	$5,353,719

Exercisable December 31, 2025	2,379,298	$4.77	8.40 Yrs	$5,363,104

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

The following table summarizes warrant expense recognized and remaining unearned warrant expense as of and for the years ended December 31:

	2025	2024

Compensation expense recognized for warrants granted	$332	$325
Unvested stock-based compensation expense related to warrants	$552

The unvested stock-based compensation cost is expected to be recognized over a weighted-average period of 0.3 years.

Restricted Stock

The Company issued 8,000 shares of immediately vested restricted stock to a vendor during the year ended December 31, 2025. These shares were valued at the market value of $7 per share on the date of grant and immediately expensed.

(15)	COMMON STOCK